Intangible Assets - Schedule of Estimated Future Amortization (Details) (10K) - Successor [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 3,811
2020	3,811
2021	3,811
2022	3,811
2023	3,811
Thereafter	21,034
Finite lived intangible assets, net	$ 40,089